Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 51,131,575	$ 59,351,649	$ 63,184,128
Current lease liability	$ 344,101	6,680,488	7,902,874
Non-current lease liabilities	$ 2,289,605	$ 44,451,087	$ 51,448,775
PEMEX | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Lease contractual terms	1 year
PEMEX | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years
Lease contractual terms	3 years